CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Series A
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period	$ 0.9551		$ 1.0487		$ 1.0968
Realized trading losses	$ (0.0200)		$ (0.0079)		$ 0.0447
Change in unrealized trading profits	$ 0.0116		$ (0.0144)		$ (0.0222)
Change in value of Investments in Non-Consolidated LLCs	$ (0.0232)	[1]	$ (0.0273)	[1]	$ (0.0014)	[1]
Interest	$ 0.0003		$ 0.0006		$ 0.0007
Expenses	$ (0.0436)		$ (0.0446)		$ (0.0699)
Net asset value, end of period	$ 0.8802		$ 0.9551		$ 1.0487
Total Return:
Total return (before Profit Shares) (as a percent)	(7.74%)	[1]	(8.83%)	[1]	(4.06%)	[1]
Profit Shares (as a percent)	(0.11%)	[1]	(0.10%)	[1]	(0.41%)	[1]
Total return (as a percent)	(7.84%)	[1]	(8.93%)	[1]	(4.39%)	[1]
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.69%	[2],[3]	4.29%	[2],[4]	6.10%	[2],[5]
Profit Shares (as a percent)	0.08%	[2],[3]	0.11%	[2],[4]	0.38%	[2],[5]
Expenses (as a percent)	4.77%	[2],[3]	4.40%	[2],[4]	6.48%	[2],[5]
Net investment loss (as a percent)	(4.74%)	[2],[3]	(4.33%)	[2],[4]	(6.41%)	[2],[5]
Series F
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period	$ 230.67		$ 252.87		$ 264.28
Realized trading losses	$ (4.81)		$ (1.90)		$ 9.61
Change in unrealized trading profits	$ 2.80		$ (3.49)		$ (4.14)
Change in value of Investments in Non-Consolidated LLCs	$ (5.64)	[1]	$ (6.21)	[1]	$ (0.14)	[1]
Interest	$ 0.07		$ 0.16		$ 0.18
Expenses	$ (10.53)		$ (10.76)		$ (16.92)
Net asset value, end of period	$ 212.56		$ 230.67		$ 252.87
Total Return:
Total return (before Profit Shares) (as a percent)	(7.75%)	[1]	(8.68%)	[1]	(3.97%)	[1]
Profit Shares (as a percent)	(0.11%)	[1]	(0.10%)	[1]	(0.40%)	[1]
Total return (as a percent)	(7.85%)	[1]	(8.78%)	[1]	(4.32%)	[1]
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.70%	[2],[3]	4.30%	[2],[4]	6.15%	[2],[5]
Profit Shares (as a percent)	0.10%	[2],[3]	0.10%	[2],[4]	0.39%	[2],[5]
Expenses (as a percent)	4.80%	[2],[3]	4.40%	[2],[4]	6.54%	[2],[5]
Net investment loss (as a percent)	(4.77%)	[2],[3]	(4.34%)	[2],[4]	(6.47%)	[2],[5]
Series G
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period	$ 0.9991		$ 1.0952		$ 1.1446
Realized trading losses	$ (0.0209)		$ (0.0082)		$ 0.0416
Change in unrealized trading profits	$ 0.0121		$ (0.0151)		$ (0.0179)
Change in value of Investments in Non-Consolidated LLCs	$ (0.0244)	[1]	$ (0.0269)	[1]	$ (0.0007)	[1]
Interest	$ 0.0003		$ 0.0007		$ 0.0008
Expenses	$ (0.0456)		$ (0.0466)		$ (0.0732)
Net asset value, end of period	$ 0.9206		$ 0.9991		$ 1.0952
Total Return:
Total return (before Profit Shares) (as a percent)	(7.75%)	[1]	(8.68%)	[1]	(3.98%)	[1]
Profit Shares (as a percent)	(0.11%)	[1]	(0.10%)	[1]	(0.40%)	[1]
Total return (as a percent)	(7.86%)	[1]	(8.77%)	[1]	(4.32%)	[1]
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	4.70%	[2],[3]	4.30%	[2],[4]	6.16%	[2],[5]
Profit Shares (as a percent)	0.10%	[2],[3]	0.10%	[2],[4]	0.38%	[2],[5]
Expenses (as a percent)	4.80%	[2],[3]	4.40%	[2],[4]	6.54%	[2],[5]
Net investment loss (as a percent)	(4.77%)	[2],[3]	(4.34%)	[2],[4]	(6.47%)	[2],[5]
Series I
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of period	$ 1.1835		$ 1.2586		$ 1.2798
Realized trading losses	$ (0.0247)		$ (0.0096)		$ 0.0471
Change in unrealized trading profits	$ 0.0144		$ (0.0177)		$ (0.0205)
Change in value of Investments in Non-Consolidated LLCs	$ (0.0159)	[1]	$ (0.0185)	[1]	$ 0.0026	[1]
Interest	$ 0.0004		$ 0.0008		$ 0.0009
Expenses	$ (0.0316)		$ (0.0301)		$ (0.0513)
Net asset value, end of period	$ 1.1261		$ 1.1835		$ 1.2586
Total Return:
Total return (before Profit Shares) (as a percent)	(4.73%)	[1]	(5.88%)	[1]	(0.95%)	[1]
Profit Shares (as a percent)	(0.13%)	[1]	(0.10%)	[1]	(0.78%)	[1]
Total return (as a percent)	(4.85%)	[1]	(5.97%)	[1]	(1.66%)	[1]
Ratios to Average Net Assets:
Expenses (before Profit Shares) (as a percent)	2.64%	[2],[3]	2.34%	[2],[4]	3.27%	[2],[5]
Profit Shares (as a percent)	0.11%	[2],[3]	0.10%	[2],[4]	0.74%	[2],[5]
Expenses (as a percent)	2.75%	[2],[3]	2.44%	[2],[4]	4.01%	[2],[5]
Net investment loss (as a percent)	(2.72%)	[2],[3]	(2.38%)	[2],[4]	(3.94%)	[2],[5]

[1]	Includes the Partnership's proportionate share of the operations of its Investments in the Non-Consolidated LLCs, which?includes income and expenses.
[2]	Included in the ratios of expenses to average net assets are brokerage commissions and clearing costs which are presented in Trading Profits (Losses) on the Consolidated Statement of Operations.
[3]	Excludes the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 7.04%, 0.22%, 7.26% and (7.25)%, respectively; for Series F, would be 7.05%, 0.28%, 7.33% and (7.33)%, respectively; for Series G, would be 7.05%, 0.29%, 7.34% and (7.34)%, respectively and for Series I would be 3.85%, 0.29%, 4.14% and (4.13)%, respectively.
[4]	Excludes the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 7.08%, 0.77%, 7.85%, and (7.76)%, respectively; for Series F, would be 7.08%, 0.59%, 7.67% and (7.58)%, respectively; for Series G, would be 7.08%, 0.58%, 7.66% and (7.57)%, respectively and for Series I would be 3.86%, 0.80%, 4.66% and (4.57)%, respectively.
[5]	Excludes the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs. If the Partnership's proportionate share of expenses from its Investments in Non-Consolidated LLCs were included, the ratios for Expenses (before Profit Shares), Profit Shares, Expenses and Net investment loss for Series A, would be 6.81%, 0.39%, 7.20%, and (7.12)%, respectively; for Series F and Series G would be 6.81%, 0.34%, 7.15%, and (7.07)%, respectively; and for Series I would be 3.60%, 0.78%, 4.38% and (4.30)%, respectively.